Financial Instruments, Financial Risks and Capital Risks Management (Details)	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 USD ($)
Financial Instruments, Financial Risks and Capital Risks Management (Details) [Line Items]
Change in foreign currency rates	5.00%
Sensitivity rate of foreign currency	5.00%
Decrease increase profit for the year	RM 613	RM 983	$ 3,000
Total revenue percentage	10.00%
Total accounts receivable percentage	10.00%
Single Customer [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) [Line Items]
Total revenue percentage	10.00%
Currency Risk [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) [Line Items]
Change in foreign currency rates	5.00%